SHARE OPTION PLANS - Summary of Share Options (Detail) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	3,711,785	4,124,472	3,320,311
Granted			976,500
Exercised
Cancelled	(106,633)	(425,187)	(172,339)
Adjustment		12,500
Outstanding at end of year	3,605,152	3,711,785	4,124,472
Exercisable at end of year	2,934,952	2,439,744	2,125,918
Outstanding at end of year, Weighted average exercise price	22
Exercisable at end of year, Weighted average exercise price	24
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Weighted average exercise price	22	22	25
Granted			11
Exercised
Cancelled	18	28	18
Adjustment		26
Outstanding at end of year, Weighted average exercise price	26	22	22
Exercisable at end of year, Weighted average exercise price	24	27	33